GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Nature Of Operations [Line Items]
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 12,915	$ 11,447	$ 8,122